Loss Per Share	12 Months Ended
Dec. 31, 2024
Yerbae Brands Corp [Member]
Restructuring Cost and Reserve [Line Items]
Loss Per Share

NOTE 13 – LOSS PER SHARE

Basic loss per share is calculated by dividing the net loss by the weighted average number of Common Shares issued during years ended December 31, 2024, and 2023. The following table reflects the loss and share data used in the basic loss per share calculations:

	For the Twelve Months Ended December 31,
	2024	2023
Net loss	$(10,618,687)	$(20,824,039)
Basic and diluted weighted average number of Common Shares in issue	62,258,734	53,850,285
Basic and diluted loss per share	$(0.17)	$(0.39)

Diluted loss per share did not include the effect of outstanding stock options, PSUs, RSUs, performance shares, warrants and convertible debentures as the effect would be anti-dilutive. The Company excluded the following securities from its computation of diluted shares outstanding, as their effect would have been anti-dilutive:

	Years Ended December 31,
	2024	2023
Restricted stock units (1)	2,502,774	938,206
Performance share units (1)	1,224,441	934,623
Performance shares	2,500,000	2,500,000
Stock options	2,163,635	2,141,526
Warrants	10,954,307	14,805,080
Convertible debt	2,715,714	2,715,714

(1)	These amounts represent securities convertible into the same number of shares, which are not yet issued